UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK VIP TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
VIP Global Hard Assets Fund
335 Madison Avenue - 19th Floor
New York, N.Y. 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 95.8%
Brazil: 2.2%
1,614,800	Brazilian Resources, Inc. (CAD) * #	$178,053
351,000	Petroleo Brasileiro S.A. (ADR)	14,190,930
520,500	Vale S.A. (ADR)	17,358,675

		31,727,658

Canada: 14.5%
310,400	Agnico-Eagle Mines Ltd. (USD)	20,595,040
166,500	First Quantum Minerals Ltd.	21,539,381
477,000	Goldcorp, Inc. (USD)	23,754,600
1,439,900	IAMGOLD Corp. (USD)	31,706,598
953,719	Kinross Gold Corp.	15,031,280
655,800	Kinross Gold Corp. (USD)	10,328,850
59,004	Kinross Gold Corp. Warrants (CAD 21.30, expiring 09/17/14) *	164,323
1,639,700	Osisko Mining Corp. *	23,610,327
800,300	Pacific Rubiales Energy Corp.	22,205,333
463,800	Potash Corp. of Saskatchewan, Inc. (USD)	27,331,734
280,800	Teck Cominco Ltd. (USD)	14,888,016

		211,155,482

China / Hong Kong: 1.1%
4,388,000	Yanzhou Coal Mining Co. Ltd. #	15,909,791

Kuwait: 0.6%
15,562,437	Kuwait Energy Co. K.S.C.C. * # § Ø	9,175,476

Norway: 1.6%
651,500	SeaDrill Ltd. #	23,554,385

Switzerland: 3.0%
1,928,700	Weatherford International Ltd. (USD) *	43,588,620

United Kingdom: 8.2%
3,404,400	Afren Plc * #	8,899,221
15,000	African Minerals Ltd. * ø	120,435
723,400	African Minerals Ltd. *	5,808,191
279,600	Antofagasta Plc #	6,094,975
671,200	BHP Billiton Plc #	26,573,637
674,700	Heritage Oil Ltd. *	3,074,965
189,200	Randgold Resources Ltd. (ADR) *	15,427,368
290,900	Vedanta Resources Plc #	11,087,272
1,834,100	Xstrata Plc #	42,792,420

		119,878,484

United States: 64.6%
744,400	Alpha Natural Resources, Inc. *	44,195,028
662,300	Anadarko Petroleum Corp.	54,255,616
159,800	Apache Corp.	20,921,016
283,200	Berry Petroleum Co.	14,287,440
1,010,200	Brigham Exploration Co. *	37,559,236
626,600	Cabot Oil & Gas Corp.	33,191,002
712,600	Cameron International Corp. *	40,689,460
301,500	Cimarex Energy Co.	34,744,860
265,550	Concho Resources, Inc. *	28,493,515
645,000	Consol Energy, Inc.	34,591,350
69,600	Cummins, Inc.	7,629,552
379,000	Diamond Offshore Drilling, Inc.	29,448,300
300,600	Dril-Quip, Inc. *	23,756,418
1,947,370	Far East Energy Corp. *	905,527
419,074	Far East Energy Corp. Warrants (USD 1.25, expiring 12/28/14) * # §	88,006
1,019,600	General Maritime Corp.	2,090,180
145,200	Green Plains Renewable Energy, Inc. *	1,745,304
1,027,300	Halliburton Co.	51,200,632
400,000	Holly Corp.	24,304,000
26,900	Jacobs Engineering Group, Inc. *	1,383,467
437,400	Key Energy Services, Inc. *	6,801,570
1,280,800	Louisiana-Pacific Corp. *	13,448,400
376,200	Massey Energy Co.	25,717,032
261,700	Murphy Oil Corp.	19,214,014
691,450	Newfield Exploration Co. *	52,557,115

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

543,300	Newmont Mining Corp.	29,653,314
228,500	Noble Energy, Inc.	22,084,525
340,800	Occidental Petroleum Corp.	35,610,192
1,516,100	Petrohawk Energy Corp. *	37,205,094
449,100	Pioneer Natural Resources Co.	45,772,272
731,400	QEP Resources, Inc.	29,650,956
586,100	Schlumberger Ltd.	54,659,686
673,700	Steel Dynamics, Inc.	12,645,349
372,500	Terex Corp. *	13,797,400
133,900	Walter Energy, Inc.	18,134,077
457,000	Western Refining, Inc. *	7,746,150
450,400	Whiting Petroleum Corp. *	33,081,880

		943,258,935

Total Common Stocks (Cost: $908,005,020)		1,398,248,831

EXCHANGE TRADED FUND: 1.5%
(Cost: $19,862,374)
163,900	SPDR Gold Trust *	22,923,054

MONEY MARKET FUND: 2.6%
(Cost: $37,591,933)
37,591,933	AIM Treasury Portfolio - Institutional Class	37,591,933

Total Investments: 99.9%
(Cost: $965,459,327)		1,458,763,818
Other assets less liabilities: 0.1%		903,875

NET ASSETS: 100.0%		$1,459,667,693

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $144,353,236 which represents 9.9% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $9,263,482 which represents 0.6% of net assets.
Ø	Restricted security - the aggregate value of restricted securities is $9,295,911, or 0.6% of net assets.

Restricted securities held by the Fund as of March 31, 2011 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets

African Minerals Ltd. * #	07/02/2009	15,000	$61,444	$120,435	0.0%
Kuwait Energy Co. K.S.C.C. * # §	08/06/2008	15,562,437	11,764,893	9,175,476	0.6

			$11,826,337	$9,295,911	0.6%

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	5.8%	$84,672,573

Capital Goods	1.0	13,797,400

Energy	68.9	1,005,478,227

Industrial	0.6	9,013,019

Industrial Metals	9.7	141,549,676

Paper And Forest	0.9	13,448,400

Precious Metals	9.0	130,289,536

Money Market Fund	2.6	37,591,933

Exchange Traded Fund	1.5	22,923,054

	100.0%	$1,458,763,818

VAN ECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Brazil	$31,549,605	$—	$178,053	$31,727,658

Canada	211,155,482	—	—	211,155,482

China / Hong Kong	—	15,909,791	—	15,909,791

Kuwait	—	—	9,175,476	9,175,476

Norway	—	23,554,385	—	23,554,385

Switzerland	43,588,620	—	—	43,588,620

United Kingdom	24,430,959	95,447,525	—	119,878,484

United States	943,170,929	88,006	—	943,258,935

Exchange Traded Fund	22,923,054	—	—	22,923,054

Money Market Fund	37,591,933	—	—	37,591,933

Total	$1,314,410,582	$134,999,707	$9,353,529	$1,458,763,818

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions as of March 31, 2011:

Balance as of 12/31/10	$8,850,899

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	502,603

Net purchases (sales)
—
Transfers in and/or out of level 3	—

Balance as of 3/31/11	$9,353,529

See Notes to Schedule of Investments

Van Eck VIP Global Hard Assets Fund
Note to Schedule of Investments
March 31, 2011 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. GAAP establishes a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Income Taxes - For Federal income tax purposes, the identified cost of investments owned at March 31, 2011 was $990,354,527 and net unrealized appreciation aggregated $468,409,291 of which $503,894,179 related to appreciated securities and $35,484,888 related to depreciated securities.

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck VIP Global Hard Assets Fund

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jan F. van Eck, Chief Executive Officer, Van Eck VIP Global Hard Assets Fund

Date: May 26, 2011

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck VIP Global Hard Assets Fund

Date: May 26, 2011